OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Capital Expenditures (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Total capital expenditures	$ 362.8	$ 163.6
Operating segments | Civil Aviation
Disclosure of operating segments [line items]
Total capital expenditures	300.7	116.7
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Total capital expenditures	46.5	27.5
Operating segments | Healthcare
Disclosure of operating segments [line items]
Total capital expenditures	$ 15.6	$ 19.4